Lines of Credit - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended							1 Months Ended						6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended		6 Months Ended		6 Months Ended										1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended
	Oct. 01, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Aug. 08, 2011 USD ($)	Dec. 31, 2011 LIBOR [Member] Interest Rate Option One [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Three [Member]	May 06, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	May 06, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Jun. 30, 2012 Maximum [Member] USD ($)	Jun. 30, 2012 Pledged as collateral [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] EUR (€)	Dec. 31, 2011 IFN Finance [Member] USD ($)	Dec. 31, 2011 IFN Finance [Member] EUR (€)	Dec. 31, 2010 IFN Finance [Member] USD ($)	Oct. 01, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Mar. 31, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2010 Wells Fargo ABL [Member]	Apr. 22, 2012 Wells Fargo ABL [Member] USD ($)	Nov. 22, 2011 Wells Fargo ABL [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Aug. 08, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Three [Member]	Feb. 24, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Feb. 24, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 ABN AMRO Bank [Member]	Dec. 31, 2011 ABN AMRO Bank [Member] USD ($)	Dec. 31, 2010 ABN AMRO Bank [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] USD ($)	Dec. 31, 2011 Ares Capital [Member] USD ($)	Sep. 21, 2011 Ares Capital [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Ares Capital [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Ares Capital [Member] Federal Fund Rate [Member]	Jun. 30, 2012 Ares Capital [Member] LIBOR [Member]	Dec. 31, 2011 Ares Capital [Member] LIBOR [Member]
Line of Credit Facility [Line Items]
Credit facility maturity date				Feb. 29, 2012	Feb. 29, 2012																				Nov. 22, 2013	Nov. 22, 2013																													Feb. 29, 2012
Maximum borrowing capacity under credit facility				$ 14,400,000	€ 75,000.0												$ 1,900,000	€ 1,500,000	$ 1.9	€ 1.5			$ 50,000,000		$ 50,000,000				$ 15,000,000	$ 50,000,000																			$ 15,000,000					$ 25,000,000
Line of credit facility, maximum borrowing percentage of accounts receivable																	75.00%	75.00%	75.00%	75.00%			85.00%		85.00%				85.00%
Accounts receivable, net			16,415,297	29,008,313		15,722,762												469,000	682,000							18,800,000
Interest rate on the facility per annum on this facility				6.35%	6.35%	7.50%											6.70%	6.70%	6.70%	6.70%	7.15%				4.46%	4.10%	3.90%
Amount outstanding under credit facility			28,175,466	34,227,288		6,075,679											279,128		372,422		1,157,406		27,896,338		27,896,338	33,820,134																														34,732	226,421
Cash																5,000,000										5,800,000
Percentage added to base rate								3.00%	3.50%	4.00%																						0.75%		1.25%		1.75%	0.50%	0.50%	1.00%	1.00%	2.00%	3.00%	3.50%	4.00%																	1.00%	100.00%	10.00%	1000.00%	1.50%	150.00%	0.50%	50.00%	1.50%	150.00%
Interest rate added to base rate depending on credit availability																															0.75%		1.25%		1.75%																							9.00%	9.00%
Unused line fee percentage																																															0.375%	0.375%				1.00%	1.00%
Termination fee																																															250,000	250,000				500,000	500,000
Minimum excess borrowing availability																							5,000,000		5,000,000	5,000,000
Restricted cash			5,000,000	5,000,000
Borrowing availability bench mark to comply with EDITDA requirements																							2,000,000		2,000,000	2,000,000
Increased amount of authorized advances or payments - Minimum	1,800,000	1,400,000	1,500,000								250,000	750,000	500,000	860,000								1,800,000	1,500,000	1,400,000																					750,000	500,000				860,000	750,000
Fee paid for amendment							125,000								5,000											5,000		15,000,000																					10,000,000					25,000,000					375,000
Standby letter of credit				50,000,000																																																								25,000,000
Annual administrative fee																																																										$ 50,000	$ 50,000
Quarterly fronting fee																																																										0.75%	0.75%
Quarterly letter of credit fee																																																										10.00%	10.00%